Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash And Cash Equivalents
Cash and cash equivalents

Note 8   Cash and cash equivalents

Cash and cash equivalent balances are detailed as follows:

	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThCh$	ThCh$	ThCh$
Cash on hand	358,534	279,521	239,542
Bank balances	400,213,133	367,146,884	179,097,293
Cash	400,571,667	367,426,405	179,336,835
Time deposits	222,861,432	186,368,967	389,303,495
Securities purchased under resale agreements	57,570,583	49,038,418	12,115,866
Investments in mutual funds	26,119,133	15,320,226	16,325,479
Short term investments classified as cash equivalents	83,689,716	64,358,644	28,441,345
Cash equivalents	306,551,148	250,727,611	417,744,840
Total	707,122,815	618,154,016	597,081,675

The composition of cash and cash equivalents by currency as of December 31, 2024, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	76,230	778	-	4,246	-	-	277,280	-	358,534
Bank balances	73,236,943	309,986,854	2,520,585	7,291,966	1,864,837	2,795,042	929,088	1,587,818	400,213,133
Cash	73,313,173	309,987,632	2,520,585	7,296,212	1,864,837	2,795,042	1,206,368	1,587,818	400,571,667
Time deposits	-	222,589,479	-	-	271,953	-	-	-	222,861,432
Securities purchased under resale agreements	57,570,583	-	-	-	-	-	-	-	57,570,583
Investments in mutual funds	221,200	199,256	-	23,252,691	-	2,445,986	-	-	26,119,133
Short term investments classified as cash equivalents	57,791,783	199,256	-	23,252,691	-	2,445,986	-	-	83,689,716
Cash equivalents	57,791,783	222,788,735	-	23,252,691	271,953	2,445,986	-	-	306,551,148
Total	131,104,956	532,776,367	2,520,585	30,548,903	2,136,790	5,241,028	1,206,368	1,587,818	707,122,815

The composition of cash and cash equivalents by currency as of December 31, 2023, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	77,058	1,866	-	2,351	-	-	198,246	-	279,521
Bank balances	40,999,695	314,407,436	1,516,762	4,563,501	1,848,902	2,147,017	871,189	792,382	367,146,884
Cash	41,076,753	314,409,302	1,516,762	4,565,852	1,848,902	2,147,017	1,069,435	792,382	367,426,405
Time deposits	-	185,464,394	-	117,857	786,716	-	-	-	186,368,967
Securities purchased under resale agreements	49,038,418	-	-	-	-	-	-	-	49,038,418
Investments in mutual funds	245,651	-	-	15,074,575	-	-	-	-	15,320,226
Short term investments classified as cash equivalents	49,284,069	-	-	15,074,575	-	-	-	-	64,358,644
Cash equivalents	49,284,069	185,464,394	-	15,192,432	786,716	-	-	-	250,727,611
Total	90,360,822	499,873,696	1,516,762	19,758,284	2,635,618	2,147,017	1,069,435	792,382	618,154,016

The composition of cash and cash equivalents by currency as of December 31, 2022, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	77,160	2,553	-	9,494	-	-	150,335	-	239,542
Bank balances	34,284,961	135,390,795	555,639	2,982,055	1,170,848	2,681,005	532,059	1,499,931	179,097,293
Cash	34,362,121	135,393,348	555,639	2,991,549	1,170,848	2,681,005	682,394	1,499,931	179,336,835
Time deposits	1,702,165	387,601,330	-	-	-	-	-	-	389,303,495
Securities purchased under resale agreements	12,115,866	-	-	-	-	-	-	-	12,115,866
Investments in mutual funds	-	-	-	16,325,479	-	-	-	-	16,325,479
Short term investments classified as cash equivalents	12,115,866	-	-	16,325,479	-	-	-	-	28,441,345
Cash equivalents	13,818,031	387,601,330	-	16,325,479	-	-	-	-	417,744,840
Total	48,180,152	522,994,678	555,639	19,317,028	1,170,848	2,681,005	682,394	1,499,931	597,081,675

The composition of time deposits is detailed as follows:

As of December 31, 2024:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco Itaú - Uruguay	12-27-2024	01-03-2025	UYU	1,495,089	0.63
Citibank - Uruguay	12-17-2024	01-18-2025	UYU	271,554	0.43
Sumitomo Mitsui Banking Corporation – United States	12-27-2024	02-27-2025	USD	169,500,536	0.37
The Bank Of Nova Scotia Toronto - Canada	11-29-2024	01-31-2025	USD	51,594,253	0.39
Total				222,861,432

As of December 31, 2023:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco Itaú - Uruguay	12-28-2023	01-04-2024	UYU	449,552	0.64
Banco Supervielle - Argentina	12-07-2023	01-08-2024	ARS	117,857	10.50
Citibank - Uruguay	12-29-2023	01-02-2024	UYU	280,970	0.52
Scotiabank - Uruguay	12-29-2023	01-29-2024	UYU	56,194	0.58
Sumitomo Mitsui Banking Corporation - United States	11-24-2023	01-26-2024	USD	141,450,646	0.46
The Bank Of Nova Scotia Toronto - Canada	12-08-2023	03-06-2024	USD	44,013,748	0.47
Total				186,368,967

As of December 31, 2022

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Citibank N.A. - Estados Unidos	12-19-2022	01-19-2023	USD	214,295,932	0.39
Scotia Corredora de Bolsa Chile S.A.	12-27-2022	01-03-2023	CLP	1,702,165	0.96
Sumitomo Mitsui Banking Corporation - United States	11-03-2022	01-03-2023	USD	43,316,249	0.35
Sumitomo Mitsui Banking Corporation - United States	12-27-2022	01-26-2023	USD	129,989,149	0.37
Total				389,303,495

The composition of securities purchased under resale agreements is detailed as follows:

As of December 31, 2024:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-30-2024	01-07-2025	CLP	4,083,818	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-30-2024	01-07-2025	CLP	4,410,111	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-27-2024	01-07-2025	CLP	896,018	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-27-2024	01-07-2025	CLP	4,523	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-27-2024	01-07-2025	CLP	413,911	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-27-2024	01-02-2025	CLP	1,086,468	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-27-2024	01-02-2025	CLP	14,194	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-27-2024	01-02-2025	CLP	1,220,137	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-27-2024	01-02-2025	CLP	80,644	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-27-2024	01-07-2025	CLP	1,837,442	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-27-2024	01-07-2025	CLP	150,090	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-30-2024	01-07-2025	CLP	7,332	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-30-2024	01-02-2025	CLP	2,949,259	0.45
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-30-2024	01-02-2025	CLP	1,184	0.45
BCI Corredores de Bolsa Chile S.A.	Banco Bice - Chile	12-26-2024	01-02-2025	CLP	996,877	0.43
BCI Corredores de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-26-2024	01-02-2025	CLP	499,111	0.43
BCI Corredores de Bolsa Chile S.A.	Banco Santander - Chile	12-26-2024	01-02-2025	CLP	1,664,112	0.43
BCI Corredores de Bolsa Chile S.A.	Banco Santander - Chile	12-26-2024	01-02-2025	CLP	291,480	0.43
BCI Corredores de Bolsa Chile S.A.	Banco Santander - Chile	12-26-2024	01-02-2025	CLP	235,893	0.43
BCI Corredores de Bolsa Chile S.A.	Banco Santander - Chile	12-26-2024	01-02-2025	CLP	115,219	0.43
Scotia Corredora de Bolsa Chile Ltda.	Banco Bice - Chile	12-23-2024	01-02-2025	CLP	36,685	0.43
Scotia Corredora de Bolsa Chile Ltda.	Banco Bice - Chile	12-23-2024	01-02-2025	CLP	238,387	0.43
Scotia Corredora de Bolsa Chile Ltda.	Banco Bice - Chile	12-23-2024	01-02-2025	CLP	25,272	0.43
Scotia Corredora de Bolsa Chile Ltda.	Banco Bice - Chile	12-30-2024	01-07-2025	CLP	3,854	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco Bice - Chile	12-30-2024	01-07-2025	CLP	20,224	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco Bice - Chile	12-30-2024	01-07-2025	CLP	275,970	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco Central de Chile	12-30-2024	01-02-2025	CLP	2,998,921	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco Consorcio - Chile	12-26-2024	01-02-2025	CLP	1,200,900	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco Consorcio - Chile	12-30-2024	01-07-2025	CLP	5,000,800	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco de Chile	12-26-2024	01-02-2025	CLP	500,375	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco de Chile	12-26-2024	01-02-2025	CLP	1,494	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco de Chile	12-26-2024	01-02-2025	CLP	3,501,131	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco de Chile	12-30-2024	01-07-2025	CLP	8,796,277	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco de Chile	12-30-2024	01-07-2025	CLP	1,505,371	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco del Estado de Chile	12-26-2024	01-02-2025	CLP	4,003,000	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco del Estado de Chile	12-30-2024	01-02-2025	CLP	1,559	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco del Estado de Chile	12-30-2024	01-02-2025	CLP	1,500,240	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco Security - Chile	12-26-2024	01-02-2025	CLP	250,323	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco Security - Chile	12-26-2024	01-02-2025	CLP	305,758	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco Security - Chile	12-26-2024	01-02-2025	CLP	318,162	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco Security - Chile	12-26-2024	01-02-2025	CLP	428,029	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco Security - Chile	12-26-2024	01-02-2025	CLP	699,228	0.45
Scotia Corredora de Bolsa Chile Ltda.	Banco Security - Chile	12-30-2024	01-07-2025	CLP	639,713	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco Security - Chile	12-30-2024	01-07-2025	CLP	1,838,316	0.48
Scotia Corredora de Bolsa Chile Ltda.	Banco Security - Chile	12-30-2024	01-07-2025	CLP	2,522,771	0.48
Total					57,570,583
(*)	All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

As of December 31, 2023:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-21-2023	01-04-2024	CLP	501,150	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-29-2023	01-04-2024	CLP	499,358	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-29-2023	01-04-2024	CLP	68,791	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-21-2023	01-04-2024	CLP	44,421	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-29-2023	01-04-2024	CLP	229,595	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-29-2023	01-04-2024	CLP	270,638	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-21-2023	01-04-2024	CLP	1,831,429	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-29-2023	01-04-2024	CLP	96,860	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-21-2023	01-04-2024	CLP	659,321	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-21-2023	01-04-2024	CLP	1,223,454	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-21-2023	01-04-2024	CLP	501,150	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-29-2023	01-04-2024	CLP	156,239	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-29-2023	01-04-2024	CLP	88,694	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-29-2023	01-04-2024	CLP	76,362	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-29-2023	01-04-2024	CLP	214,256	0.70
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-21-2023	01-04-2024	CLP	501,150	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-28-2023	01-04-2024	CLP	800,552	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-28-2023	01-04-2024	CLP	1,501,035	0.69
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-21-2023	01-04-2024	CLP	1,503,450	0.69
BCI Corredores de Bolsa Chile S.A.	Banco de Chile	12-29-2023	01-11-2024	CLP	1,979,530	0.70
BCI Corredores de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-29-2023	01-11-2024	CLP	983,920	0.70
BCI Corredores de Bolsa Chile S.A.	Banco de Chile	12-28-2023	01-02-2024	CLP	1,000,690	0.69
BCI Corredores de Bolsa Chile S.A.	Banco Security - Chile	12-29-2023	01-11-2024	CLP	979,874	0.70
BCI Corredores de Bolsa Chile S.A.	Scotiabank Chile	12-29-2023	01-11-2024	CLP	2,295,554	0.70
BCI Corredores de Bolsa Chile S.A.	Banco Santander - Chile	12-29-2023	01-11-2024	CLP	372,324	0.70
BCI Corredores de Bolsa Chile S.A.	Scotiabank Chile	12-29-2023	01-11-2024	CLP	2,292,952	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Bice - Chile	12-28-2023	01-04-2024	CLP	1,100,759	0.69
Scotia Corredora de Bolsa Chile S.A.	Banco Consorcio - Chile	12-29-2023	01-11-2024	CLP	700,327	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-28-2023	01-02-2024	CLP	2,601,795	0.69
Scotia Corredora de Bolsa Chile S.A.	Banco Consorcio - Chile	12-29-2023	01-11-2024	CLP	2,301,073	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-29-2023	01-11-2024	CLP	3,001,400	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-28-2023	01-04-2024	CLP	400,276	0.69
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-26-2023	01-04-2024	CLP	1,501,725	0.69
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-29-2023	01-11-2024	CLP	1,694,812	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-29-2023	01-11-2024	CLP	1,306,588	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Santander - Chile	12-27-2023	01-04-2024	CLP	965,912	0.69
Scotia Corredora de Bolsa Chile S.A.	Banco Santander - Chile	12-27-2023	01-04-2024	CLP	135,100	0.69
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-29-2023	01-11-2024	CLP	1,965,032	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-29-2023	01-11-2024	CLP	2,737,161	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Santander - Chile	12-29-2023	01-11-2024	CLP	2,755,387	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Santander - Chile	12-29-2023	01-11-2024	CLP	2,847,226	0.70
Scotia Corredora de Bolsa Chile S.A.	Banco Security - Chile	12-29-2023	01-11-2024	CLP	350,163	0.70
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-29-2023	01-11-2024	CLP	350,163	0.70
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-29-2023	01-02-2024	CLP	650,303	0.70
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-29-2023	01-09-2024	CLP	1,000,467	0.70
Total					49,038,418
(*)	All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

As of December 31, 2022:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
Banchile Corredores de Bolsa S.A.	Banco Itaú Corpbanca - Chile	12-30-2022	01-03-2023	CLP	1,000,300	0.90
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Bice - Chile	12-22-2022	01-12-2023	CLP	802,280	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-29-2022	01-03-2023	CLP	699,139	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-29-2022	01-05-2023	CLP	349,569	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-27-2022	01-03-2023	CLP	1,859,195	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-27-2022	01-03-2023	CLP	143,338	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-22-2022	01-12-2023	CLP	501,425	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-22-2022	01-12-2023	CLP	1,486,457	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-22-2022	01-12-2023	CLP	519,243	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-29-2022	01-03-2023	CLP	1,304	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-29-2022	01-05-2023	CLP	652	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-27-2022	01-03-2023	CLP	426,919	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-27-2022	01-03-2023	CLP	5,447	0.95
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-27-2022	01-03-2023	CLP	168,394	0.95
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-30-2022	01-03-2023	CLP	797,417	0.96
Scotia Corredora de Bolsa Chile S.A.	Banco Estado de Chile	12-30-2022	01-03-2023	CLP	503,000	0.96
Scotia Corredora de Bolsa Chile S.A.	Banco Estado de Chile	12-30-2022	01-05-2023	CLP	2,500,800	0.96
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-22-2022	01-12-2023	CLP	350,987	0.94
Total					12,115,866

Payments for business acquisitions are detailed as follows:

	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Total cash receipt (disbursement) per business acquisition
Other cash payment to acquire interests in joint ventures (1)	(10,658,097)	(7,086,899)	(36,465,915)
Payment from changes in ownership interests in subsidiaries that do not result in loss of control (2)	(32,260,503)	(3,205,058)	(438,105)
Payment cash flows used to obtain control of subsidiaries or other businesses (3)	(551,585)	(2,000,000)	-
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control (4)	17,112,779	-	-

(1)	See Note 16 - Investments accounted for using equity method, numbers (2) and (3).
(2)	See Note 1 - General Information, letter C), number (4) as for 2024 and 2023 and number (13) as for 2024 and 2022.
(3)	See Note 15 - Business combinations letter a) and b) as for 2024 and a) for 2023.
(4)	See Note 15 - Business combinations letter c).